Non-controlling Interest in GasLog Partners	6 Months Ended
Jun. 30, 2019
Non-controlling Interest in GasLog Partners
Non-controlling Interest in GasLog Partners

3. Non-controlling Interest in GasLog Partners

The following table illustrates the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions, in respect to such rights, until the IDR elimination on June 30, 2019:

	Marginal Percentage Interest in Distributions

				Holders of
	Total Quarterly			(Incentive
	Distribution		General	Distribution Rights
	Target Amount	Unitholders	Partner	("IDRs")
Minimum Quarterly Distribution	$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Thereafter	Above $0.46875	75.0%	2.0%	23.0%

On June 24, 2019, the Partnership Agreement was amended, effective June 30, 2019, to eliminate the IDRs in exchange for the issuance by the Partnership to GasLog of 2,532,911 common units and 2,490,000 Class B units (of which 415,000 are Class B-1 units, 415,000 are Class B-2 units, 415,000 are Class B-3 units, 415,000 are Class B-4 units, 415,000 are Class B-5 units and 415,000 are Class B-6 units), issued on June 30, 2019. The Class B units have all of the rights and obligations attached to the common units, except for voting rights and participation in distributions until such time as GasLog exercises its right to convert the Class B units to common units. The Class B units will become eligible for conversion on a one-for-one basis into common units at GasLog’s option on July 1, 2020, July 1, 2021, July 1, 2022, July 1, 2023, July 1, 2024 and July 1, 2025 for the Class B-1 units, Class B-2 units, Class B-3 units, Class B-4 units, Class B-5 units and the Class B-6 units, respectively. Following the IDR elimination, the allocation of GasLog Partners’ profit to the non-controlling interests is based on the revised distribution policy for available cash stated in the Partnership Agreement as amended, effective June 30, 2019, and under which 98.0% of the available cash is distributed to the common unitholders and 2.0% is distributed to the general partner. The updated earnings allocation applies to the total GasLog Partners’ profit for the three months ended June 30, 2019.

	For the three months ended		For the six months ended
Allocation of GasLog Partners’ profit(*)	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Partnership’s profit attributable to:
Common unitholders	17,095	11,329	41,152	23,858
General partner	349	232	888	487
IDRs	—	—	2,368	—
Paid and accrued preference equity distributions	5,457	7,582	10,495	15,164
Total	22,901	19,143	54,903	39,509
Partnership’s profit allocated to GasLog	5,069	3,657	13,834	7,177
Partnership’s profit allocated to non-controlling interests	17,832	15,486	41,069	32,332
Total	22,901	19,143	54,903	39,509

*Excludes profits of GAS-fourteen Ltd., GAS-twenty seven Ltd. and GAS-twelve Ltd. for the period prior to their transfers to the Partnership on April 26, 2018, November 14, 2018 and April 1, 2019, respectively.

Dividends declared attributable to non-controlling interests included in the unaudited condensed consolidated statements of changes in equity represent cash distributions to holders of common and preference units.

In the six months ended June 30, 2019, the board of directors of the Partnership approved and declared cash distributions of $36,950 and $15,872 for the common units and preference units, respectively held by non-controlling interests.